As filed with the Securities and Exchange Commission on March 1, 1999
                                                       Registration No. 33-69760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No. ____                  [ ]

                         Post-Effective Amendment No.  7                   [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                               Amendment No. 8                             [X]
                        (Check appropriate box or boxes)

                              DELAFIELD FUND, INC.
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                            ------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5220

                               BERNADETTE N. FINN
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                        Copy to: MICHAEL R. ROSELLA, ESQ.
                                Battle Fowler LLP
                               75 East 55th Street
                            New York, New York 10022

Approximate Date of Proposed Public Offering:__________________________

It is proposed that this filing will become effective: (check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on (date)  pursuant  to  paragraph  (b)
          [X] 60 days  after  filing pursuant to paragraph (a)
          [ ] on (date) pursuant to paragraph (a) of Rule 485
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:


          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              DELAFIELD FUND, INC.
                       Registration Statement on Form N-1A


                             -----------------------

                             CROSS REFERENCE SHEET -
                             Pursuant to Rule 404(c)

                             -----------------------


Part A
Item No.                                                Prospectus Heading
--------                                                ------------------

 1.  Front and Back Cover Pages                         Cover Page; Back Page

 2.  Risk/Return Summary:
     Investments, Risks and Performance                 Investments, Risks and Performance

 3.  Risk/Return Summary:
     Fee Table                                          Fee Table

 4.  Investment Objectives, Principle                   Investment Objectives, Principle
     Investment Strategies and Related Risks            Investment Strategies and Related Risks

 5.  Management's Discussion of
     Fund Performance                                   Not Applicable

 6.  Management Organization and                        Management Organization and
     Capital Structure                                  Capital Structure

 7.  Shareholder Information                            Shareholder Information

 8.  Distribution Arrangements                          Distribution Arrangements

 9.  Financial Highlights Information                   Financial Highlights

                              DELAFIELD FUND, INC.
                       Registration Statement on Form N-1A


                                                        Caption in Statement of Additional
Part B                                                  ----------------------------------
Item No.                                                Information
--------                                                -----------

10.   Cover Page and Table of Contents                  Cover Page and Table of Contents

11.   Fund History                                      Fund History

12.   Description of the Fund and its                   Description of the Fund and its
      Investments and Risks                             Investments and Risks

13.   Management of the Fund                            Management of the Fund

14.   Control Persons and Principal Holders             Control Persons and Principal Holders
      of Securities                                     of Securities

15.   Investment Advisory and                           Investment Advisory and
      Other Services                                    Other Services

16.   Brokerage Allocation and                          Brokerage Allocation and
      Other Services                                    Other Services

17.   Capital Stock and Other                           Capital Stock and Other
      Securities                                        Securities

18.   Purchase, Redemption and                          Purchase, Redemption and
      Pricing of Shares                                 Pricing of Shares

19.   Taxation of the Fund                              Taxation of the Fund

20.   Underwriters                                      Underwriters

21.   Calculation of Performance Data                   Calculation of Performance Data

22.   Financial Statements                              Financial Statements

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.                                                Prospectus
Institutional Class                                                 May 1, 1999

================================================================================



         The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The minimum initial purchase is $5,000; except for individual retirement accounts for whom the minimum initial purchase is $250.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------- ----------------------------------------------------------

Contents                                                              Management, Organization and
Risk/Return Summary: Investments, Risks,                                Capital Structure..............................  8
 and Performance................................. 2                   Shareholder Information..........................  8
Fee Table........................................4                    Dividends, Distributions and Tax
Investment Objectives, Principal                                        Consequences................................... 14
  Investment Strategies                                               Distribution Arrangements........................ 15
  and Related Risks..............................5                    Financial Highlights............................. 17

--------------------------------------------------------------------- ----------------------------------------------------------





--------------------------------------------------------------------------------


806960.3

--------------------------------------------------------------------------------


I.   RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives


The objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There is no assurance that the Fund will achieve its investment objectives.


Principal Investment Strategies


The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will invest in equity securities of domestic companies which the Manager believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause their market value to grow at a rate faster than the market generally.


Under normal circumstances the Fund will have substantially all of its assets (more than 65%) invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.


The Fund may also  invest less than 35% of its total  assets in debt  securities
and  preferred   stocks  which  offer  a  significant   opportunity   for  price
appreciation.


Principal Risks

o Since the Fund primarily contains common stocks of domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o Loss of money is a risk of investing in the Fund.


Risk/Return Bar Chart and Table


The following bar chart and table may assist in your decision to invest in the Fund. The bar chart shows the average annual returns of the Fund for the life of the Fund. The table shows how the Fund's average annual returns for one and five year periods compare with that of the S&P 500 Index. While analyzing this information, please note that the Fund's past performance is not an indication of how the Fund will perform in the future.


--------------------------------------------------------------------------------
                                      -2-
806960.3

--------------------------------------------------------------------------------



                                  Graph Chart




(1) The Fund's highest quarterly return was 14.32% for the quarter ended December 31, 1998; the lowest quarterly return was -24.98% for the quarter ended September 30, 1998.
(2) Participating Organizations may charge a fee to investors for purchasing or redeeming shares. The net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns
Delafield Fund, Inc.
----------------------------

                                            Institutional           Administrative                   Retail
                                            Class                   Class                            Class
                                            -------------           --------------                   ------

For the period ended
December 31, 1998
--------------------
One Year                                       -11.5%               N/A                                N/A
Five Year                                       12.5%               N/A                                N/A

Average Annual Total Returns
S&P 500

For the period ended
December 31, 1998
One Year                                        28.6%
Five Year                                       24.1%

--------------------------------------------------------------------------------
                                      -3-
806960.3

--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.

                                                        Institutional
                                                            Class
                                                        -------------
Management Fees                                              .80%
Distribution and Service (12b-1) Fees                       None
Other Expenses                                               .43%
     Administration Fees                     .21%          _____
Total Fund Operating Expenses                               1.23%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year           3 years            5 years            10 years

  Institutional Class:        $125              $390               $676               $1,489



--------------------------------------------------------------------------------
                                      -4-
806960.3

--------------------------------------------------------------------------------

II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives


The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There can be no assurance that the Fund will achieve its investment objectives. The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. The investment strategies of the Fund are not fundamental and may be changed without shareholder approval.


Principal Investment Strategies and Related Risks


The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will invest in equity securities of domestic companies which the Manager believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally. Under normal circumstances the Fund will have substantially all of its assets (more than 65%) invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.

The Fund may also  invest less than 35% of its total  assets in debt  securities
and  preferred   stocks  which  offer  a  significant   opportunity   for  price
appreciation.

Critical factors that will be considered in the selection of securities will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, Management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow (defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends) will be considered attractive. The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances.

The Manager intends to invest in companies that are managed for the benefit of their shareholders and not by managements that believe that the most important measure of a company's success is its size. Investment securities will be assessed upon their earning power, stated asset value and off the balance sheet values.


The Fund is to seek to attain its investment objectives principally through investments in the following securities.

(i) Common Stock: The Manager intends to invest primarily in equity securities of domestic companies in order to seek to achieve the Fund's investment objectives. Since the Fund primarily contains common stocks of domestic issuers, an investment

--------------------------------------------------------------------------------
                                      -5-
806960.3

--------------------------------------------------------------------------------

in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.

(ii) United States Government Securities: The United States securities in which the Fund may invest include obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(iii) Lower Rated Securities: The Fund may invest in fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's and comparable unrated securities. Such securities are of below "investment grade" quality. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

Defensive Position


The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a defensive position. When in a defensive position the Fund may invest temporarily without limit in rated or unrated debt securities, preferred stocks, repurchase agreements or in money market instruments. Money market instruments for this purpose include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. A repurchase agreement is an instrument under which an investor purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. While taking a defensive position the Fund may not achieve its investment objectives.

Portfolio Turnover


Purchases and sales are made for the Fund whenever necessary, in the Manager's opinion, to meet the Fund's objective. The turnover rate of the Fund for the fiscal year ended December 31, 1998 was 81.56%. Fund turnover may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transactions costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which could have an adverse effect on the Fund's total rate of return. The

--------------------------------------------------------------------------------
                                      -6-
806960.3

--------------------------------------------------------------------------------

Fund will  minimize  portfolio  turnover  because  it will not seek to  realize
profits  by  anticipating   short-term  market  movements  and  intends  to  buy
securities for long-term capital appreciation under ordinary circumstances.

Buy/Sell Decisions


The Fund's investment manager considers the following factors when buying and selling securities for the Fund: (i) the value of individual securities relative to other investment alternatives, (ii) trends in the determinants of corporate profits, (iii) corporate cash flow, (iv) balance sheet changes, (v) management capability and practices and (vi) the economic and political outlook.


Risks


Risks inherent in an investment in common stocks include those associated with the right to receive payments from the issuer of the common stock. Holders of common stocks have a right to receive dividends only when and if declared by the issuer's board of directors. Holders of common stock may also only participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Moreover, common stocks do not represent an obligation of the issuer. Therefore, common stocks do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment. Common stocks are also especially susceptible to general stock market movements and to volatile changes in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.


Securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality and are subject to risks additional to those inherent in an investment in higher rated bonds. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The market for lower quality fixed-income securities may be also more severely affected than some other financial markets by economic recession or substantial interest rate increases. The lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."


As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager does not expect that the Fund will incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000

--------------------------------------------------------------------------------
                                      -7-
806960.3

--------------------------------------------------------------------------------

issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid an adverse impact on the Fund. The Year 2000 Problem may also adversely affect issuers of the Securities contained in the Fund to varying degrees based upon various factors, and thus may have a corresponding adverse effect on the Fund's performance. The Manager is unable to predict what effect, if any, the Year 2000 Problem will have on such issuers.

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund's investment adviser is the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of January 31, 1999, the Manager was the investment manager, advisor or supervisor with respect to assets aggregating in excess of $13.00 billion. The Manager has been an investment adviser since 1970 and currently is manager of seventeen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments. Mr. J. Dennis Delafield and Mr. Vincent Sellecchia are primarily responsible for the day to day investment management of the Fund. Mr. Delafield is Chairman, Chief Executive Officer and Director of the Fund and is Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. Mr. Sellecchia is President of the Fund and Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993.

Pursuant to the investment Management Contract for the Fund, the Manager manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract, the Fund will pay an annual management fee of .80% of the Fund's average daily net assets. The management fees are accrued daily and paid monthly. The Manager, at its discretion, may voluntarily waive all or a portion of the Management Fee. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund Shares.

Pursuant to the Administrative Services Contract, the Manager performs clerical, accounting, supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to
 .21% per annum of the Fund's average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares.

IV.      SHAREHOLDER INFORMATION


The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations and from investors directly.


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                                      -8-
806960.3

--------------------------------------------------------------------------------

Pricing of Fund Shares

The Fund determines the net asset value of the shares of the Fund (computed separately for each Class of shares) of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the New York Stock Exchange is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order.

Portfolio securities for which market quotations are readily available are valued at market value. All other securities and assets of the Fund are valued at their fair market value as determined in good faith by the Fund's Board of Directors.

How to Purchase and Redeem Shares

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Retail Class or Administrative Class shareholder. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Institutional Class shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Institutional Class shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager. The Manager pays the expenses incurred in the distribution of Institutional shares. Participating Organizations whose clients become Institutional Class shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. With respect to each Class of shares, the minimum initial investment in the Fund is $5,000; except that the minimum initial investment for an Individual Retirement Account is $250.

In order to maximize earnings on the Fund, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in Funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order.

--------------------------------------------------------------------------------
                                      -9-
806960.3

--------------------------------------------------------------------------------
The Fund reserves the right to reject any purchase order.

Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the portfolio he/she owns, all dividends credited to the shareholder through the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 4:00 p.m., New York City time, on any Fund Business Day become effective at 4:00 p.m. that day.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $500. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant

--------------------------------------------------------------------------------
                                      -10-
806960.3

--------------------------------------------------------------------------------


Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 4:00 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).

All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the month covered by the statement and the dividends paid on shares of the Fund of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Fund). Certificates for Fund shares will not be issued to an investor.

Initial Purchase of Shares

Mail

Institutional Class share investors may send a check made payable to the Fund along with a completed subscription order form to:

Delafield Fund, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.

Bank Wire
---------

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263
(outside New York State) and then instruct a member commercial bank to wire money immediately to:

Investors  Fiduciary Trust Company

--------------------------------------------------------------------------------
                                      -11-
806960.3

--------------------------------------------------------------------------------

ABA #101003621
Reich & Tang Funds
DDA  #890752-955-4
For Delafield Fund,  Inc.
Account of (Investor's Name)
Fund Account #______________
SS #/Tax I.D.# _____________

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire the Fund should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day, will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

Delafield Fund, Inc.
Mutual Funds Group
P.O. Box 13232
Newark, New Jersey  07101-3232

All payments should clearly indicate the shareholder's account number.

Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Fund following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund
Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to:


--------------------------------------------------------------------------------
                                      -12-
806960.3

Delafield Fund, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder with signature guaranteed. Unless the redemption is made in kind, the redemption proceeds are normally paid by check mailed to the shareholder of record.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time.

Retirement Plans
The Fund has available a form of "Traditional" Individual Retirement Account ("IRA") and a "Roth" IRA for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Funds is $250. There is no minimum for additional investment in an IRA account. Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or HR 10 plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

Under the Internal Revenue Code of 1986 (the "Code"), individuals may make wholly or partly tax deductible traditional IRA contributions of up to $2,000 annually (married individuals filing joint returns may each contribute up to $2000 ($4000 in the aggregate), even where one spouse is not working, if certain other conditions are met),

--------------------------------------------------------------------------------
                                      -13-
806960.3

--------------------------------------------------------------------------------

depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. Dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code.

Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions of up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five-year holding period requirement is satisfied. The Fund also makes available Education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses. Consult your tax advisor.

Investors should be aware that they may be subject to additional tax penalties on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor at 600 Fifth Avenue, New York, New York 10020, (212) 830-5200.

Dividends, Distributions and Tax Consequences

The Fund has elected to be treated as and intends to qualify annually as a regulated investment company pursuant to the provisions of Subchapter M of the Code. The Fund did so qualify for the previous taxable year. By so qualifying, the Fund generally will not be subject to Federal income tax to the extent that it distributes its investment company taxable income and net capital gains in the manner required under the Code. In addition, the Code subjects regulated investment companies, such as the Fund, to a non-deductible 4% excise tax in each calendar year to the extent that such investment companies do not distribute substantially all of their taxable investment income and capital gain, generally determined on a calendar year basis.

The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will normally pay dividends semi-annually. Dividends from net investment income or distributions of net realized short-term securities gains to shareholders generally are taxable as ordinary income. The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). Shareholders will be advised as to the amount of the capital gains distribution, which are generally taxable at a maximum rate of 20% for non-corporate shareholders. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains to reduce the amount of distributions paid. You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the class in which you are invested at the next determined net asset value, but you will be subject to tax in the manner described herein even if you choose to have your dividends and distributions reinvested in additional shares. If the shareholder makes no election the Fund will make the distribution in shares. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Special tax rules may apply to a Fund's acquisition of futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such

--------------------------------------------------------------------------------
                                      -14-
806960.3

--------------------------------------------------------------------------------

transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses.

It is anticipated that a portion of the ordinary income dividends paid by the Fund will qualify for the dividends-received deduction available to corporations. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends-received deduction. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his stock. Such long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by such shareholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time the investor may have held the stock.

The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

The Fund may invest in securities of foreign issuers and therefore may be subject to withholding and other similar income taxes imposed by a foreign country.

Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account. Dividends and distributions may be subject to state and local taxes. Dividends paid or credited to accounts maintained by non-resident shareholders may also be subject to U.S. non-resident withholding taxes. You should consult your tax adviser regarding specific questions as to Federal, state and local income and withholding taxes.

V.  DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees
Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the Retail and Administrative Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and,


--------------------------------------------------------------------------------
                                      -15-
806960.3

--------------------------------------------------------------------------------


pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Retail and Administrative Class shares of the Fund only).

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect only to the Retail and Administrative Class shares, a service fee equal to .25% per annum of the Fund's Retail and Administrative shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Retail and Administrative shares of each Fund. The Institutional Class shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a
Shareholder   Servicing  Fee.

The Plan provides that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Retail and Administrative Class shares, and (ii)
preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts. These payments are limited to a maximum of 0.05% per annum of the Fund's Retail and Administrative Class Shares' average daily net assets.

--------------------------------------------------------------------------------
                                      -16-
806960.3

--------------------------------------------------------------------------------


VI.  FINANCIAL HIGHLIGHTS

This financial highlight table is intended to help you understand the financial performance of the shares of the Fund for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).



                                                                                     Period from
                                                           Year          Year      October 1, 1995       Year
                                        Year Ended         Ended         Ended            to            Ended
                                       December 31,    December 31,  December 31,    December 31,   September 30,
                                           1998            1997          1996            1995            1995
                                       ------------    ------------  ------------  ---------------  -------------
Per Share Operating Performance:

(for a share outstanding throughout
the period)

Net asset value, beginning of period.....$    14.88      $    13.49    $    12.26     $    11.95       $    10.82
                                         ----------      ----------    ----------     ----------       ----------

Income from investment operations:

     Net investment income................      .12             .21           .16            .05              .13

Net realized and unrealized
     gains (losses) on investments.......(     1.82)           2.42          3.07            .50             1.99
                                          ----------     ----------    ----------     ----------       ----------

Total from investment operations.........(     1.70)           2.63          3.23            .55             2.12
                                          ----------     ----------    ----------     ----------       ----------

Less distributions:

    Dividends from net investment
    income................................(      .12)    (      .21)   (      .16)    (      .05)      (      .13)

Distributions from net realized
     gains on  investments................    --         (     1.03)   (     1.84)    (      .18)      (      .86)


In excess of net realized gain............    --              --            --        (      .01)          --
                                          ----------     -----------   -----------     ---------       ----------

Total distributions......................(      .12)     (     1.24)   (     2.00)    (      .24)      (      .99)
                                          ---------       ---------     ---------      ---------        ---------

Net asset value, end of period...........$    13.06      $    14.88    $    13.49     $    12.26       $    11.95
                                         ==========      ==========    ==========     ==========       ==========

Total Return.............................(    11.47%)         19.66%        26.35%          4.62%(a)        20.05%)
                                          ==========     ==========    ==========     ==========       ==========

Ratios/Supplemental Data:

Net assets, end of period (000)..........$  103,730      $  146,624    $   61,279     $   45,730       $   42,316

Ratios to average net assets:

     Expenses, net of waived fees.........     1.24%+          1.29%+        1.29%+         1.67+*            1.65%

     Net investment income................      .83%           1.64%         1.18%          1.57%*            1.35%

     Management, administration and
       shareholder servicing fees
       waived.............................      .16%            .20%          .20%           .20%*             .71%

     Expenses paid indirectly.............        --              --          .01%           .07%*              --

Portfolio turnover rate...................    81.56%          55.43%        75.54%         20.49%           70.36%

*    Annualized.
(a)  Not annualized.
+    Includes expenses paid
     indirectly.


--------------------------------------------------------------------------------
                                      -17-
806960.3

--------------------------------------------------------------------------------


A Statement of Additional Information (SAI) dated May 1, 1999, and the Fund's Annual and Semi-Annual Reports include additional information about the Fund and its investments and are incorporated by reference into this prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.

------------------------------------

------------------------------------

A current SAI has been filed with the Securities and Exchange Commission. You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

811-8054

                                                       DELAFIELD

                                                      FUND, INC.




                                                      PROSPECTUS

                                                      May 1, 1999





                                            Reich & Tang Distributors, Inc.

                                                   600 Fifth Avenue
                                                  New York, NY 10020
                                                    (212) 830-5220





--------------------------------------------------------------------------------
806960.3

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.                                                  Prospectus
Administrative Class                                                 May 1, 1999

================================================================================

         The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The minimum initial purchase is $5,000; except for individual retirement accounts for whom the minimum initial purchase is $250.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------- ----------------------------------------------------------


Contents                                                              Management, Organization and
Risk/Return Summary: Investments, Risks,                                Capital Structure..............................  8
 and Performance................................. 2                   Shareholder Information..........................  8
Fee Table........................................ 4                   Dividends, Distributions and Tax
Investment Objectives, Principal                                        Consequences................................... 14
  Investment Strategies                                               Distribution Arrangements........................ 15
  and Related Risks.............................. 5                   Financial Highlights............................. 17

--------------------------------------------------------------------- ----------------------------------------------------------







--------------------------------------------------------------------------------
810555.1

--------------------------------------------------------------------------------

I.   RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives


The objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There is no assurance that the Fund will achieve its investment objectives.


Principal Investment Strategies


The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will invest in equity securities of domestic companies which the Manager believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.


Under normal circumstances the Fund will have substantially all of its assets (more than 65%) invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.


The Fund may also  invest less than 35% of its total  assets in debt  securities
and  preferred   stocks  which  offer  a  significant   opportunity   for  price
appreciation.


Principal Risks

o Since the Fund primarily contains common stocks of domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o Loss of money is a risk of investing in the Fund.


Risk/Return Bar Chart and Table


The following bar chart and table may assist in your decision to invest in the Fund. The bar chart shows the average annual returns of the Fund for the life of the Fund. The table shows how the Fund's average annual returns for one and five year periods compare with that of the S&P 500 Index. While analyzing this information, please note that the Fund's past performance is not an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
                                      -2-
810555.1

--------------------------------------------------------------------------------



                                  GRAPH CHART




(1) The chart shows returns for the Institutional Class of shares (which are not offered by this prospectus). As of December 31, 1998, there was no money invested in either the Retail or Administrative Classes of the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.
(2) The Fund's highest quarterly return was 14.32% for the quarter ended December 31, 1998; the lowest quarterly return was -24.98% for the quarter ended September 30, 1998.
(3) Participating Organizations may charge a fee to investors for purchasing or redeeming shares. The net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns
Delafield Fund, Inc.
--------------------

                                        Administrative             Institutional             Retail
                                        Class                      Class                     Class
                                        --------------             -------------             ------
For the period ended
December 31, 1998
-----------------
One Year                                N/A                        -11.5%                    N/A
Five Year                               N/A                         12.5%                    N/A

Average Annual Total Returns
S&P 500
-------

For the period ended
December 31, 1998
-----------------
One Year                                28.6%
Five Year                               24.1%



--------------------------------------------------------------------------------
                                      -3-
810555.1

--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.

                                                                Administrative
                                                                --------------
                                                                    Class
                                                                    -----
Management Fees                                                      .80%
Distribution and Service (12b-1)                                     .25%
Fees
*Other Expenses                                                      .58%
     Administration Fees                             .21%          ________
Total Fund Operating Expenses                                       1.63%

* Estimated because there was no money invested in Administrative Class shares during the year ended December 31, 1998.

Example
-------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                            1 year           3 years            5 years            10 years

  Institutional Class:                     $166              $514               $887               $1,933


--------------------------------------------------------------------------------
                                      -4-
810555.1

--------------------------------------------------------------------------------

II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives


The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There can be no assurance that the Fund will achieve its investment objectives. The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. The investment strategies of the Fund are not fundamental and may be changed without shareholder approval.


Principal Investment Strategies and Related Risks


The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will invest in equity securities of domestic companies which the Manager believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally. Under normal circumstances the Fund will have substantially all of its assets (more than 65%) invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.

The Fund may also  invest less than 35% of its total  assets in debt  securities
and  preferred   stocks  which  offer  a  significant   opportunity   for  price
appreciation.

Critical factors that will be considered in the selection of securities will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow (defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends) will be considered attractive. The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances.

The Manager intends to invest in companies that are managed for the benefit of their shareholders and not by managements that believe that the most important measure of a company's success is its size. Investment securities will be assessed upon their earning power, stated asset value and off the balance sheet values.


The Fund is to seek to attain its investment objectives principally through investments in the following securities.

(i) Common Stock: The Manager intends to invest primarily in equity securities of domestic companies in order to seek to achieve the Fund's investment objectives. Since the Fund primarily contains common stocks of domestic issuers, an investment

--------------------------------------------------------------------------------
                                      -5-
810555.1

--------------------------------------------------------------------------------

in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.

(ii) United States Government Securities: The United States securities in which the Fund may invest include obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(iii) Lower Rated Securities: The Fund may invest in fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's and comparable unrated securities. Such securities are of below "investment grade" quality. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

Defensive Position


The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a defensive position. When in a defensive position the Fund may invest temporarily without limit in rated or unrated debt securities, preferred stocks, repurchase agreements or in money market instruments. Money market instruments for this purpose include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. A repurchase agreement is an instrument under which an investor purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. While taking a defensive position the Fund may not achieve its investment objectives.

Portfolio Turnover


Purchases and sales are made for the Fund whenever necessary, in the Manager's opinion, to meet the Fund's objective. The turnover rate of the Fund for the fiscal year ended December 31, 1998 was 81.56%. Fund turnover may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transactions costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which could have an adverse effect on the Fund's total rate of return. The

--------------------------------------------------------------------------------
                                      -6-
810555.1

--------------------------------------------------------------------------------

Fund will  minimize  portfolio  turnover  because  it will not seek to  realize
profits  by  anticipating   short-term  market  movements  and  intends  to  buy
securities for long-term capital appreciation under ordinary circumstances.

Buy/Sell Decisions


The Fund's investment manager considers the following factors when buying and selling securities for the Fund: (i) the value of individual securities relative to other investment alternatives, (ii) trends in the determinants of corporate profits, (iii) corporate cash flow, (iv) balance sheet changes, (v) management capability and practices and (vi) the economic and political outlook.


Risks


Risks inherent in an investment in common stocks include those associated with the right to receive payments from the issuer of the common stock. Holders of common stocks have a right to receive dividends only when and if declared by the issuer's board of directors. Holders of common stock may also only participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Moreover, common stocks do not represent an obligation of the issuer. Therefore, common stocks do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment. Common stocks are also especially susceptible to general stock market movements and to volatile changes in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.


Securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality and are subject to risks additional to those inherent in an investment in higher rated bonds. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The market for lower quality fixed-income securities may be also more severely affected than some other financial markets by economic recession or substantial interest rate increases. The lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."


As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager does not expect that the Fund will incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000

--------------------------------------------------------------------------------
                                      -7-
810555.1

--------------------------------------------------------------------------------

issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid an adverse impact on the Fund. The Year 2000 Problem may also adversely affect issuers of the Securities contained in the Fund to varying degrees based upon various factors, and thus may have a corresponding adverse effect on the Fund's performance. The Manager is unable to predict what effect, if any, the Year 2000 Problem will have on such issuers.

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund's investment adviser is the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of January 31, 1999, the Manager was the investment manager, advisor or supervisor with respect to assets aggregating in excess of $13.00 billion. The Manager has been an investment adviser since 1970 and currently is manager of seventeen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments. Mr. J. Dennis Delafield and Mr. Vincent Sellecchia are primarily responsible for the day to day investment management of the Fund. Mr. Delafield is Chairman, Chief Executive Officer and Director of the Fund and is Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. Mr. Sellecchia is President of the Fund and Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993.

Pursuant to the investment Management Contract for the Fund, the Manager manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of directors of the Fund. Under the Investment Management Contract, the Fund will pay an annual management fee of .80% of the Fund's average daily net assets. The management fees are accrued daily and paid monthly. The Manager, at its discretion, may voluntarily waive all or a portion of the Management Fee. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund Shares.

Pursuant to the Administrative Services Contract, the Manager performs clerical, accounting, supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to
 .21% per annum of the Fund's average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares.

IV.      SHAREHOLDER INFORMATION


The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations and from investors directly.


--------------------------------------------------------------------------------
                                      -8-
810555.1

Pricing of Fund Shares

The Fund determines the net asset value of the shares of the Fund (computed separately for each Class of shares) of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the New York Stock Exchange is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order.

Portfolio securities for which market quotations are readily available are valued at market value. All other securities and assets of the Fund are valued at their fair market value as determined in good faith by the Fund's Board of Directors.

How to Purchase and Redeem Shares

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Retail Class or Administrative Class shareholder. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Institutional Class shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Institutional Class shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager. The Manager pays the expenses incurred in the distribution of Institutional shares. Participating Organizations whose clients become Institutional Class shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. With respect to each Class of shares, the minimum initial investment in the Fund is $5,000; except that the minimum initial investment for an Individual Retirement Account is $250.

In order to maximize earnings on the Fund, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in Funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order.

--------------------------------------------------------------------------------
                                      -9-
810555.1

--------------------------------------------------------------------------------


The Fund  reserves  the right to reject any  purchase order.

Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the portfolio he/she owns, all dividends credited to the shareholder through the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 4:00 p.m., New York City time, on any Fund Business Day become effective at 4:00 p.m. that day.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $500. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant

--------------------------------------------------------------------------------
                                      -10-
810555.1

--------------------------------------------------------------------------------


Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 4:00 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).

All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the month covered by the statement and the dividends paid on shares of the Fund of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Fund). Certificates for Fund shares will not be issued to an investor.

Initial Purchase of Shares

Mail
-----

Institutional Class share investors may send a check made payable to the Fund along with a completed subscription order form to:

Delafield Fund, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.

Bank Wire
---------

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263
(outside New York State) and then instruct a member commercial bank to wire money immediately to:

Investors Fiduciary Trust Company

--------------------------------------------------------------------------------
                                      -11-
810555.1

--------------------------------------------------------------------------------


ABA #101003621
Reich & Tang Funds
DDA #890752-955-4
For Delafield Fund, Inc.
 Account of (Investor's Name)
Fund Account #
SS #/Tax I.D.#

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire the Fund should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day, will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

Delafield Fund, Inc.
Mutual Funds Group
P.O. Box 13232
Newark, New Jersey  07101-3232

All payments should clearly indicate the shareholder's account number.

Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Fund following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund
Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests
----------------

Shareholders may make a redemption in any amount by sending a written request to:

--------------------------------------------------------------------------------
                                      -12-
810555.1

--------------------------------------------------------------------------------

Delafield Fund, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder with signature guaranteed. Unless the redemption is made in kind, the redemption proceeds are normally paid by check mailed to the shareholder of record.

Telephone
---------

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time.

Retirement Plans
----------------

The Fund has available a form of "Traditional" Individual Retirement Account ("IRA") and a "Roth" IRA for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Funds is $250. There is no minimum for additional investment in an IRA account. Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or HR 10 plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

Under the Internal Revenue Code of 1986 (the "Code"), individuals may make wholly or partly tax deductible traditional IRA contributions of up to $2,000 annually (married individuals filing joint returns may each contribute up to $2000 ($4000 in the aggregate), even where one spouse is not working, if certain other conditions are met),

--------------------------------------------------------------------------------
                                      -13-
810555.1

--------------------------------------------------------------------------------

depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. Dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code.

Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions of up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five-year holding period requirement is satisfied. The Fund also makes available Education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses. Consult your tax advisor.

Investors should be aware that they may be subject to additional tax penalties on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor at 600 Fifth Avenue, New York, New York 10020, (212) 830-5200.

Dividends, Distributions and Tax Consequences

The Fund has elected to be treated as and intends to qualify annually as a regulated investment company pursuant to the provisions of Subchapter M of the Code. The Fund did so qualify for the previous taxable year. By so qualifying, the Fund generally will not be subject to Federal income tax to the extent that it distributes its investment company taxable income and net capital gains in the manner required under the Code. In addition, the Code subjects regulated investment companies, such as the Fund, to a non-deductible 4% excise tax in each calendar year to the extent that such investment companies do not distribute substantially all of their taxable investment income and capital gain, generally determined on a calendar year basis.

The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will normally pay dividends semi-annually. Dividends from net investment income or distributions of net realized short-term securities gains to shareholders generally are taxable as ordinary income. The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). Shareholders will be advised as to the amount of the capital gains distribution, which are generally taxable at a maximum rate of 20% for non-corporate shareholders. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains to reduce the amount of distributions paid. You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the class in which you are invested at the next determined net asset value, but you will be subject to tax in the manner described herein even if you choose to have your dividends and distributions reinvested in additional shares. If the shareholder makes no election the Fund will make the distribution in shares. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Special tax rules may apply to a Fund's acquisition of futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such

--------------------------------------------------------------------------------
                                      -14
810555.1

--------------------------------------------------------------------------------

transactions are considered to be short-term or long-term, may have the effect of deferring losses and/or accelerating the recognition of gains or losses.

It is anticipated that a portion of the ordinary income dividends paid by the Fund will qualify for the dividends-received deduction available to corporations. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends-received deduction. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his stock. Such long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by such shareholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time the investor may have held the stock.

The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

The Fund may invest in securities of foreign issuers and therefore may be subject to withholding and other similar income taxes imposed by a foreign country.

Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account. Dividends and distributions may be subject to state and local taxes. Dividends paid or credited to accounts maintained by non-resident shareholders may also be subject to U.S. non-resident withholding taxes. You should consult your tax adviser regarding specific questions as to Federal, state and local income and withholding taxes.

V.  DISTRIBUTION ARRANGEMENTS

Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the Retail and Administrative Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and,

--------------------------------------------------------------------------------
                                      -15-
810555.1

--------------------------------------------------------------------------------


pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Retail and Administrative Class shares of the Fund only).

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect only to the Retail and Administrative Class shares, a service fee equal to .25% per annum of the Fund's Retail and Administrative shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Retail and Administrative shares of each Fund. The Institutional Class shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a
Shareholder   Servicing  Fee.

The Plan provides that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Retail and Administrative Class shares, and (ii)
preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts. These payments are limited to a maximum of 0.05% per annum of the Fund's Retail and Administrative Class Shares' average daily net assets.


--------------------------------------------------------------------------------
                                      -16-
810555.1

--------------------------------------------------------------------------------


VI.  FINANCIAL HIGHLIGHTS

This financial highlight table is intended to help you understand the financial performance of the shares of the Fund for the last five years. Certain information reflects financial results for a single Fund share. All highlights reflect an investment in Institutional Class shares. Institutional Class shares were the only class of shares of the Fund in existence until August 18, 1998; and there was no money invested in Administrative Class shares during the year ended December 31, 1998. All classes have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).


                                                                                     Period from
                                                           Year          Year      October 1, 1995       Year
                                        Year Ended         Ended         Ended            to            Ended
                                       December 31,    December 31,  December 31,    December 31,   September 30,
                                           1998            1997          1996            1995            1995
                                       ------------    -----------   -----------   ---------------  ------------
Per Share Operating Performance:

(for a share outstanding throughout
the period)

Net asset value, beginning of period.....$    14.88      $    13.49    $    12.26     $    11.95       $    10.82
                                         ----------      ----------    ----------     ----------       ----------

Income from investment operations:

     Net investment income................      .12             .21           .16            .05              .13

Net realized and unrealized
     gains (losses) on investments.......(     1.82)           2.42          3.07            .50             1.99
                                          ----------     ----------    ----------     ----------       ----------

Total from investment operations.........(     1.70)           2.63          3.23            .55             2.12
                                          ----------     ----------    ----------     ----------       ----------

Less distributions:

    Dividends from net investment
    income................................(      .12)    (      .21)   (      .16)    (      .05)      (      .13)

Distributions from net realized
     gains on investments.................    --         (     1.03)   (     1.84)    (      .18)      (      .86)

In excess of net realized gain............    --              --            --        (      .01)          --
                                          ----------     -----------   -----------     ---------       ----------

Total distributions......................(      .12)     (     1.24)   (     2.00)    (      .24)      (      .99)
                                          ---------       ---------     ---------      ---------        ---------

Net asset value, end of period...........$    13.06      $    14.88    $    13.49     $    12.26       $    11.95
                                         ==========      ==========    ==========     ==========       ==========

Total Return.............................(    11.47%)         19.66%        26.35%          4.62%(a)        20.05% )
                                          ==========     ==========    ==========     ==========       ==========

Ratios/Supplemental Data:

Net assets, end of period (000)..........$  103,730      $  146,624    $   61,279     $   45,730       $   42,316

Ratios to average net assets:

     Expenses, net of waived fees.........     1.24%+          1.29%+        1.29%+         1.67+*            1.65%

     Net investment income................      .83%           1.64%         1.18%          1.57%*            1.35%

     Management, administration and
       shareholder servicing fees
       waived.............................      .16%            .20%          .20%           .20%*             .71%

     Expenses paid indirectly.............        --              --          .01%           .07%*              --

Portfolio turnover rate...................    81.56%          55.43%        75.54%         20.49%           70.36%

*    Annualized.
(a)  Not annualized.
+    Includes expenses paid
     indirectly.


--------------------------------------------------------------------------------
                                      -17-
810555.1

--------------------------------------------------------------------------------



A Statement of Additional Information (SAI) dated May 1, 1999, and the Fund's Annual and Semi-Annual Reports include additional information about the Fund and its investments and are incorporated by reference into this prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.

------------------------------------

------------------------------------

A current SAI has been filed with the Securities and Exchange Commission. You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

811-8054

                                                       DELAFIELD

                                                      FUND, INC.




                                                      PROSPECTUS

                                                      May 1, 1999





                                            Reich & Tang Distributors, Inc.

                                                   600 Fifth Avenue
                                                  New York, NY 10020
                                                    (212) 830-5220




--------------------------------------------------------------------------------
810555.1

DELAFIELD FUND, INC.                               Prospectus
Retail Class                                       May 1, 1999

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

         The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The minimum initial purchase is $5,000; except for individual retirement accounts for whom the minimum initial purchase is $250.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------

CONTENTS

Risk/Return Summary: Investments, Risks,         Management, Organization and
 and Performance.......................... 2      Capital Structure.........................  8
Fee Table..................................4     Shareholder Information....................  8
Investment Objectives, Principal                 Dividends, Distributions and Tax
  Investment Strategies                           Consequences.............................. 14
  and Related Risks........................5     Distribution Arrangements.................. 15
                                                 Financial Highlights....................... 17


-------------------------------------------------------------------------------





810554.1

-------------------------------------------------------------------------------

I.   RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives


The objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There is no assurance that the Fund will achieve its investment objectives.


Principal Investment Strategies


The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will invest in equity securities of domestic companies which the Manager believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause their market value to grow at a rate faster than the market generally.


Under normal circumstances the Fund will have substantially all of its assets (more than 65%) invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.


The Fund may also  invest less than 35% of its total  assets in debt  securities
and  preferred   stocks  which  offer  a  significant   opportunity   for  price
appreciation.


Principal Risks

o Since the Fund primarily contains common stocks of domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value. o The value of the Fund's shares and the securities held by the Fund can each decline in value. o Loss of money is a risk of investing in the Fund.


Risk/Return Bar Chart and Table


The following bar chart and table may assist in your decision to invest in the Fund. The bar chart shows the average annual returns of the Fund for the life of the Fund. The table shows how the Fund's average annual returns for one and five year periods compare with that of the S&P 500 Index. While analyzing this information, please note that the Fund's past performance is not an indication of how the Fund will perform in the future.



-------------------------------------------------------------------------------
810554.1
                                      -2-

-------------------------------------------------------------------------------




(1) The chart shows returns for the Institutional Class of shares (which are not offered by this prospectus). As of December 31, 1998, there was no money invested in either the Retail or Administrative Classes of the Fund. All Classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.
(2) The Fund's highest quarterly return was 14.32% for the quarter ended December 31, 1998; the lowest quarterly return was -24.98% for the quarter ended September 30, 1998.
(3) Participating Organizations may charge a fee to investors for purchasing or redeeming shares. The net return to such investors may be less than if they had invested in the Fund directly.
(4)
Average Annual Total
Returns
Delafield Fund, Inc.
--------------------
                                  Retail      Administrative     Institutional
                                  Class       Class              Class
                                  ------      --------------     -------------
For the period ended
December 31, 1998
--------------------

One Year                          N/A         N/A                -11.5%

Five Year                         N/A         N/A                12.5%
Average Annual Total
Returns
S&P 500
-------

For the period ended
December 31, 1998
One Year
                                  28.6%
Five Year
                                  24.1%

-------------------------------------------------------------------------------
810554.1
                                      -3-

-------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.

                                                               Retail
                                                               Class
Management Fees                                                  .80%
Distribution and Service (12b-1) Fees                            .25%
*Other Expenses                                                  .43%
     Administration Fees                           .21%         ______
Total Fund Operating Expenses                                   1.48%

* Estimated because there was no money invested in Retail Class shares during the year ended December 31, 1998.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year        3 years     5 years       10 years
  Institutional Class:         $151          $468        $808          $1,768


-------------------------------------------------------------------------------
810554.1
                                      -4-

-------------------------------------------------------------------------------


II. INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives

The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There can be no assurance that the Fund will achieve its investment objectives. The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. The investment strategies of the Fund are not fundamental and may be changed without shareholder approval.


Principal Investment Strategies and Related Risks


The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will invest in equity securities of domestic companies which the Manager believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally. Under normal circumstances the Fund will have substantially all of its assets (more than 65%) invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.

The Fund may also  invest less than 35% of its total  assets in debt  securities
and  preferred   stocks  which  offer  a  significant   opportunity   for  price
appreciation.

Critical factors that will be considered in the selection of securities will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, Management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow (defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends) will be considered attractive. The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances.

The Manager intends to invest in companies that are managed for the benefit of their shareholders and not by managements that believe that the most important measure of a company's success is its size. Investment securities will be assessed upon their earning power, stated asset value and off the balance sheet values.


The Fund is to seek to attain its investment objectives principally through investments in the following securities.

(i) Common Stock: The Manager intends to invest primarily in equity securities of domestic companies in order to seek to achieve the Fund's investment objectives. Since the Fund primarily contains common stocks of domestic issuers, an investment
-------------------------------------------------------------------------------
810554.1

-------------------------------------------------------------------------------
in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.

(ii) United States Government Securities: The United States securities in which the Fund may invest include obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

(iii) Lower Rated Securities: The Fund may invest in fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's and comparable unrated securities. Such securities are of below "investment grade" quality. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

Defensive Position


The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a defensive position. When in a defensive position the Fund may invest temporarily without limit in rated or unrated debt securities, preferred stocks, repurchase agreements or in money market instruments. Money market instruments for this purpose include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. A repurchase agreement is an instrument under which an investor purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Repurchase agreements usually have a short duration, often less than one week. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. While taking a defensive position the Fund may not achieve its investment objectives.

Portfolio Turnover


Purchases and sales are made for the Fund whenever necessary, in the Manager's opinion, to meet the Fund's objective. The turnover rate of the Fund for the fiscal year ended December 31, 1998 was 81.56%. Fund turnover may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which could have an adverse effect on the Fund's total rate of return. The
-------------------------------------------------------------------------------
810554.1
                                      -6-

-------------------------------------------------------------------------------
Fund  will  minimize  portfolio  turnover  because  it will not seek to  realize
profits  by  anticipating   short-term  market  movements  and  intends  to  buy
securities for long-term capital appreciation under ordinary circumstances.

Buy/Sell Decisions


The Fund's investment manager considers the following factors when buying and selling securities for the Fund: (i) the value of individual securities relative to other investment alternatives, (ii) trends in the determinants of corporate profits, (iii) corporate cash flow, (iv) balance sheet changes, (v) management capability and practices and (vi) the economic and political outlook.


Risks

Risks inherent in an investment in common stocks include those associated with the right to receive payments from the issuer of the common stock. Holders of common stocks have a right to receive dividends only when and if declared by the issuer's board of directors. Holders of common stock may also only participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Moreover, common stocks do not represent an obligation of the issuer. Therefore, common stocks do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment. Common stocks are also especially susceptible to general stock market movements and to volatile changes in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.


Securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality and are subject to risks additional to those inherent in an investment in higher rated bonds. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The market for lower quality fixed-income securities may be also more severely affected than some other financial markets by economic recession or substantial interest rate increases. The lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

As the year  2000  approaches,  an issue  has  emerged  regarding  how  existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Manager is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager does not expect that the Fund will incur material costs to be year 2000 compliant. Although the Manager does not anticipate that the year 2000
-------------------------------------------------------------------------------
810554.1
                                      -8-

-------------------------------------------------------------------------------
issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid an adverse impact on the Fund. The Year 2000 Problem may also adversely affect issuers of the Securities contained in the Fund to varying degrees based upon various factors, and thus may have a corresponding adverse effect on the Fund's performance. The Manager is unable to predict what effect, if any, the Year 2000 Problem will have on such issuers.

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund's investment adviser is the Delafield Asset Management Division of Reich & Tang Asset Management L.P. (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of January 31, 1999, the Manager was the investment manager, advisor or supervisor with respect to assets aggregating in excess of $13.00 billion. The Manager has been an investment adviser since 1970 and currently is manager of seventeen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments. Mr. J. Dennis Delafield and Mr. Vincent Sellecchia are primarily responsible for the day to day investment management of the Fund. Mr. Delafield is Chairman, Chief Executive Officer and Director of the Fund and is Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993. Mr. Sellecchia is President of the Fund and Managing Director of the Reich & Tang Capital Management Group, a division of the Manager, with which he has been associated since September 1993.

Pursuant to the Investment Management Contract for the Fund, the Manager manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract, the Fund will pay an annual management fee of .80% of the Fund's average daily net assets. The management fees are accrued daily and paid monthly. The Manager, at its discretion, may voluntarily waive all or a portion of the Management Fee. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund Shares.

Pursuant to the Administrative Services Contract, the Manager performs clerical, accounting, supervision and office service functions for the Fund. The Manager provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to
 .21% per annum of the Fund's average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares.

IV. SHAREHOLDER INFORMATION


The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent, who accepts orders for purchases and redemptions from Participating Organizations and from investors directly.

-------------------------------------------------------------------------------
810554.1
                                      -8-

Pricing of Fund Shares

The Fund determines the net asset value of the shares of the Fund (computed separately for each Class of shares) of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the New York Stock Exchange is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order.

Portfolio securities for which market quotations are readily available are valued at market value. All other securities and assets of the Fund are valued at their fair market value as determined in good faith by the Fund's Board of Directors.

How to Purchase and Redeem Shares

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Retail Class or Administrative Class shareholder. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Institutional Class shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Institutional Class shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager. The Manager pays the expenses incurred in the distribution of Institutional shares. Participating Organizations whose clients become Institutional Class shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. With respect to each Class of shares, the minimum initial investment in the Fund is $5,000; except that the minimum initial investment for an Individual Retirement Account is $250.

In order to maximize earnings on the Fund, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in Funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order.

-------------------------------------------------------------------------------
810554.1
                                      -9-

-------------------------------------------------------------------------------

The Fund  reserves the right to reject any purchase order.

Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the portfolio he/she owns, all dividends credited to the shareholder through the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 4:00 p.m., New York City time, on any Fund Business Day become effective at 4:00 p.m. that day.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $500. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have

-------------------------------------------------------------------------------
810554.1
                                      -10-

-------------------------------------------------------------------------------

not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 4:00 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State). All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the month covered by the statement and the dividends paid on shares of the Fund of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Fund). Certificates for Fund shares will not be issued to an investor.

Initial Purchase of Shares

Mail

Institutional Class share investors may send a check made payable to the Fund along with a completed subscription order form to:

Delafield Fund, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263
(outside New York State) and then instruct a member commercial bank to wire money immediately to:

Investors Fiduciary Trust Company

ABA #101003621
-------------------------------------------------------------------------------
810554.1
                                      -11-

-------------------------------------------------------------------------------
Reich & Tang Funds
DDA #890752-955-4
For Delafield Fund, Inc.
 Account of (Investor's Name)
Fund Account #
SS #/Tax I.D.#

The investor should then promptly complete and mail the subscription order form. An investor planning to wire the Fund should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day, will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

Delafield Fund, Inc.
Mutual Funds Group
P.O. Box 13232
Newark, New Jersey  07101-3232

All payments should clearly indicate the shareholder's account number.

Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Fund following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund
Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to:

-------------------------------------------------------------------------------
810554.1
                                      -12-

-------------------------------------------------------------------------------

Delafield Fund, Inc.
c/o Reich & Tang Funds
600 Fifth Avenue-8th Floor
New York, New York 10020

All written requests for redemption must be signed by the shareholder with signature guaranteed. Unless the redemption is made in kind, the redemption proceeds are normally paid by check mailed to the shareholder of record.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time.

Retirement Plans

The Fund has available a form of "Traditional" Individual Retirement Account ("IRA") and a "Roth" IRA for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Funds is $250. There is no minimum for additional investment in an IRA account. Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or HR 10 plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

Under the Internal Revenue Code of 1986 (the "Code"), individuals may make wholly or partly tax deductible traditional IRA contributions of up to $2,000 annually (married individuals filing joint returns may each contribute up to $2000 ($4000 in the aggregate), even where one spouse is not working, if certain other conditions are met),
-------------------------------------------------------------------------------
810554.1
                                      -13-

-------------------------------------------------------------------------------
depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. Dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code.

Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions of up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five-year holding period requirement is satisfied. The Fund also makes available Education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. Distributions from an education IRA are generally excluded from income when used for qualified higher education expenses. Consult your tax advisor.

Investors should be aware that they may be subject to additional tax penalties on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor at 600 Fifth Avenue, New York, New York 10020, (212) 830-5200.

Dividends, Distributions and Tax Consequences

The Fund has elected to be treated as and intends to qualify annually as a regulated investment company pursuant to the provisions of Subchapter M of the Code. The Fund did so qualify for the previous taxable year. By so qualifying, the Fund generally will not be subject to Federal income tax to the extent that it distributes its investment company taxable income and net capital gains in the manner required under the Code. In addition, the Code subjects regulated investment companies, such as the Fund, to a non-deductible 4% excise tax in each calendar year to the extent that such investment companies do not distribute substantially all of their taxable investment income and capital gain, generally determined on a calendar year basis.

The Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will normally pay dividends semi-annually. Dividends from net investment income or distributions of net realized short-term securities gains to shareholders generally are taxable as ordinary income. The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). Shareholders will be advised as to the amount of the capital gains distribution, which are generally taxable at a maximum rate of 20% for non-corporate shareholders. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains to reduce the amount of distributions paid. You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the class in which you are invested at the next determined net asset value, but you will be subject to tax in the manner described herein even if you choose to have your dividends and distributions reinvested in additional shares. If the shareholder makes no election the Fund will make the distribution in shares. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Special tax rules may apply to a Fund's acquisition of futures contracts, forward contracts, and options on futures contracts. Such rules may, among other things, affect whether gains and losses from such transactions are considered to be short-term or long-

-------------------------------------------------------------------------------
810554.1
                                      -14-

-------------------------------------------------------------------------------

term,  may  have  the  effect  of  deferring  losses  and/or   accelerating  the
recognition of gains or losses.

It is anticipated that a portion of the ordinary income dividends paid by the Fund will qualify for the dividends-received deduction available to corporations. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends-received deduction. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders as capital gains distributions are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his stock. Such long-term capital gains distributions are not eligible for the dividends-received deduction referred to above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares by such shareholder will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes regardless of the length of time the investor may have held the stock.

The Fund may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

The Fund may invest in securities of foreign issuers and therefore may be subject to withholding and other similar income taxes imposed by a foreign country.

Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account. Dividends and distributions may be subject to state and local taxes. Dividends paid or credited to accounts maintained by non-resident shareholders may also be subject to U.S. non-resident withholding taxes. You should consult your tax adviser regarding specific questions as to Federal, state and local income and withholding taxes.

V.  DISTRIBUTION ARRANGEMENTS
Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for services provided to the Retail and Administrative Class shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
-------------------------------------------------------------------------------
810554.1
                                      -15-

-------------------------------------------------------------------------------

The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Retail and Administrative Class shares of the Fund only).

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect only to the Retail and Administrative Class shares, a service fee equal to .25% per annum of the Fund's Retail and Administrative shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Retail and Administrative shares of each Fund. The Institutional Class shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

The Plan provides that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Retail and Administrative Class shares, and (ii)
preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts. These payments are limited to a maximum of 0.05% per annum of the Fund's Retail and Administrative Class shares' average daily net assets.
-------------------------------------------------------------------------------
810554.1
                                      -16-

-------------------------------------------------------------------------------
VI.  FINANCIAL HIGHLIGHTS

This financial highlight table is intended to help you understand the financial performance of the shares of the Fund for the last five years. Certain information reflects financial results for a single Fund share. All highlights reflect an investment in Institutional Class shares. Institutional Class shares were the only class of shares of the Fund in existence until August 18, 1998; and there was no money invested in Retail Class shares during the year ended December 31, 1998. All classes have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

                                                                                        Period from
                                                           Year            Year       October 1, 1995       Year
                                        Year Ended         Ended           Ended             to            Ended
                                       December 31,    December 31,    December 31,     December 31,   September 30,
                                           1998            1997            1996             1995            1995
                                       ------------    ------------    ------------   ---------------  -------------

Per Share Operating Performance:
--------------------------------------

(for a share outstanding throughout
the period)

Net asset value, beginning of period.....$    14.88      $    13.49      $    12.26     $    11.95       $    10.82

Income from investment operations:

     Net investment income................      .12             .21             .16            .05              .13

Net realized and unrealized
     gains (losses) on investments.......(     1.82)           2.42            3.07            .50             1.99

Total from investment operations.........(     1.70)           2.63            3.23            .55             2.12

Less distributions:

    Dividends from net investment
    income................................(      .12)    (      .21)     (      .16)    (      .05)      (      .13)

Distributions from net realized
     gains on                                 --
     investments..........................               (     1.03)     (     1.84)    (      .18)      (      .86)

In excess of net realized gain............    --              --              --        (      .01)          --

Total distributions......................(      .12)     (     1.24)     (     2.00)    (      .24)      (      .99)

Net asset value, end of period...........$    13.06      $    14.88      $    13.49     $    12.26       $    11.95

Total Return.............................(    11.47%)         19.66%          26.35%          4.62%(a)        20.05%

Ratios/Supplemental Data:

Net assets, end of period (000)..........$  103,730      $  146,624      $   61,279     $   45,730       $   42,316

Ratios to average net assets:

Expenses, net of waived fees.............     1.24%            1.29%+           1.29%+         1.67%+*           1.65%

     Net investment income................      .83%           1.64%           1.18%           1.57%+            1.35%

     Management, administration and
       shareholder servicing fees               .16%
       waived.............................                      .20%            .20%           .20%*             .71%

     Expenses paid indirectly.............        --              --            .01%           .07%*              --

Portfolio turnover rate...................    81.56%          55.43%          75.54%         20.49%            70.36%

*    Annualized.
(a)  Not annualized.
 +   Includes expenses paid
     indirectly.



--------------------------------------------------------------------------------
810554.1

--------------------------------------------------------------------------------

A Statement of Additional Information (SAI) dated May 1, 1999, and the Fund's Annual and Semi-Annual Reports include additional information about the Fund and its investments and are incorporated by reference into this prospectus. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain the SAI, the Annual and Semi-Annual Reports and material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial intermediary or the Fund.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

A current SAI has been filed with the Securities and Exchange Commission. You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. These materials can also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. In addition, copies of these materials may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

811-8054

                                    DELAFIELD

                                   FUND, INC.




                                   PROSPECTUS

                                   May 1, 1999





                         Reich & Tang Distributors, Inc.

                                600 Fifth Avenue
                               New York, NY 10020
                                 (212) 830-5220



--------------------------------------------------------------------------------
810554.1

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.

                                           600 Fifth Avenue, New York, NY 10020
                                           (212) 830-5220
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1999
                      RELATING TO THE DELAFIELD FUND, INC.
                          PROSPECTUS DATED MAY 1, 1999



This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectus of Delafield Fund, Inc. (the "Fund"), dated May 1, 1999 and should be read in conjunction with the Fund's Prospectus.


A Prospectus may be obtained from any Participating Organization or by writing or calling the Fund toll-free at 1-(800) 221-3079. The Financial Statements of the Fund have been incorporated by reference to the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll-free number provided.


This Statement of Additional Information is incorporated by reference into the Fund's Prospectus in its entirety.



                                Table of Contents
----------------------------------------------------------------------------------------------------------------------------------

Fund History..................................................2      Capital Stock and Other Securities.....................11
Description of the Fund and its Investments and Risks.........2      Purchase, Redemption and Pricing Shares................12
Management of the Fund........................................4      Taxation of the Fund...................................16
Control Persons and Principal Holders of                             Underwriters...........................................17
   Securities  .............................................  6      Calculation of Performance Data........................18
Investment Advisory and Other Services........................7      Financial Statements...................................19
Brokerage Allocation and Other Practices.....................10      Description of Ratings.................................20


----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
810608.2

I.  FUND HISTORY

The Fund was incorporated on October 12, 1993 in the state of Maryland.

II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. No assurance can be given that these objectives will be achieved. Although not principal strategies, the Manager may enter into the following types of transactions or invest in the following types of instruments as part of its investment strategies.

(i) Warrants: The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased and do they represent any rights in the assets of the issuing company. Moreover, the value of a warrant does not necessarily change with the value of the underlying securities. Also, a warrant ceases to have value if it is not exercised prior to the expiration date.

(ii) Convertible Securities: The Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and generally entail less risk than the issuer's common stock.

(iii) Foreign Securities: Investments may be made in both domestic and foreign companies. While the Fund has no present intention to invest any significant portion of its assets in foreign securities, it reserves the right to invest not more than 15% of the value of its total assets (at the time of purchase and after giving effect thereto) in the securities of foreign issuers and obligors.

Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign stock markets have substantially less volume than the major U.S. markets and securities of some foreign companies may be less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

(iv) Corporate Reorganizations: The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Manager, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the


--------------------------------------------------------------------------------
                                       2
810608.2

--------------------------------------------------------------------------------

contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Manager which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.

(v) Repurchase Agreements: When the Fund enters into a repurchase agreement, the Fund requires the continual maintenance of collateral (to be held by the Fund's custodian in a segregated account) in an amount equal to, or in excess of, the vendor's repurchase agreement commitment. The underlying securities are ordinarily U.S. Treasury or other governmental obligations or high quality money market instruments. In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities.

(vi) Investment in Small Unseasoned Companies: The Fund may invest up to 5% of its total assets in small, less well known companies, which (including predecessors) have operated less than three years. The securities of such companies may have limited liquidity. The Fund will not invest more than 5% of its total assets in securities of issuers which together with their predecessors have a record of less than three years of continuous operations.

(vii) Short Sales: The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. The Fund will also be required to deposit in a segregated account established and maintained with the Fund's Custodian, liquid assets to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the security.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed unless approved by a majority of the outstanding shares "of each series of the Fund's shares that would be affected by such a change." The term "majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

(1) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.


--------------------------------------------------------------------------------
                                       3
810608.2

--------------------------------------------------------------------------------

(2) Borrow Money. This restriction shall not apply to: (i) short-term credits from banks as may be necessary for the clearance of purchases and sales of securities, and (ii) borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

(3) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(4) Invest more than 25% of its total assets in the securities of "issuers" in any single industry.

(5) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing obligations secured by real estate or interests in real estate or other mineral exploration or development programs.

(6) Make loans, except through the purchase of debt securities, and by entry into repurchase agreements.

(7) Acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such illiquid securities.

(8) Invest in securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) further excepted as permitted by Section 12(d) of the 1940 Act.

(9) Pledge, mortgage, assign or encumber any of the Fund's assets except to the extent necessary to secure a borrowing permitted by clause (2) made with respect to the Fund.

(10) Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

If a percentage restriction is adhered to at the time of an investment a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

III. MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, has employed the Manager to serve as investment manager of the Fund. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full time to the affairs of the Fund.

The Directors and Officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020. Directors deemed to be "interested persons" of the Fund for the purposes of the 1940 act are indicated by an asterisk.

J. Dennis Delafield,* 63 - Chairman, Chief Executive Officer and a Director of the Fund, is Managing Director of the Delafield Asset Management Division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Delafield, acting as an investment adviser, was a Managing Director of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; from October 1979 to December 1991, was president and Director of Delafield Asset Management, Inc.

Vincent Sellecchia, 47 - President of the Fund, is Managing Director of the Delafield Asset Management Division of the Manager, with which he has been associated since September 1993. From December 1991 to September 1993, Mr. Sellecchia, acting as an investment adviser, was Vice President of Reich & Tang L.P. and an officer of Reich & Tang, Inc.; from October 1980 to December 1991, was Vice President, Director of Investment Analysis for Delafield Asset Management, Inc.

Dr. W. Giles Mellon, 67 - Director of the Fund, has been Professor of Business Administration and Area Chairman of Economics in the Graduate School of Management, Rutgers University which he has been associated with since 1966. His address is Rutgers University Graduate School of Management, 92 New Street, Newark, New Jersey


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                                       4
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07102. Dr. Mellon is a Director/Trustee of 14 other funds in the Reich & Tang
Fund Complex and a Director of Pax World Money Market Fund, Inc.

Robert Straniere, 56 - Director of the Fund, has been a member of the New York State Assembly and a partner with The Straniere Law Firm since 1981. His address is 182 Rose Avenue, Staten Island, New York 10306. Mr. Straniere is a Director/Trustee of 14 other funds in the Reich & Tang Fund Complex, a Director of Pax World Money Market Fund, Inc., and Director of Life Cycle Mutual Funds, Inc.

Dr. Yung Wong, 59 - Director of the Fund, was Director of Shaw Investment Management (UK) Limited from 1994 to October 1995 and formerly General Partner of Abacus Partners Limited Partnership (a general partner of a venture capital investment firm) from 1984 to 1994. His address is 29 Alden Road, Greenwich, Connecticut 06831. Dr. Wong has been a Director of Republic Telecom Systems Corporation (a provider of telecommunications equipment) since January 1989 and of TelWatch, Inc. (a provider of network management software) since August 1989. Dr. Wong is also a Director/Trustee of 14 other funds in the Reich & Tang Fund Complex and a Director of Pax World Money Market Fund, Inc. Dr. Wong is also a Trustee of Eclipse Financial Asset Trust.

Molly Flewharty, 47 - Vice President of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Flewharty was formerly Vice President of Reich & Tang, Inc. which she was associated with from December 1977 to September 1993. Ms. Flewharty is also Vice President of 16 other funds in the Reich & Tang Fund Complex.

Lesley M. Jones, 50 - Vice President of the Fund, has been Senior Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Jones was formerly Senior Vice President of Reich & Tang, Inc. which she was associated with from April 1973 to September 1993. Ms. Jones is also a Vice President of 14 other funds in the Reich & Tang Fund Complex.

Dana E. Messina, 41 - Vice President of the Fund, has been Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995. Ms. Messina was formerly Vice President of Reich & Tang, Inc. with which she was associated with from December 1980 to September 1993. Ms. Messina is also Vice President of 15 other funds in the Reich & Tang Fund Complex.

Bernadette N. Finn, 51 - Vice President and Secretary of the Fund, has been Vice President of the Mutual Funds Division of the Manager since September 1993. Ms. Finn was formerly Vice President and Assistant Secretary of Reich & Tang, Inc. which she was associated with from September 1970 to September 1993. Ms. Finn is also Secretary of 14 other funds in the Reich & Tang Fund Complex, and a Vice President and Secretary of 4 funds in the Reich & Tang Fund Complex. Ms. Finn is Secretary of Pax World Money Market Fund, Inc.

Richard De Sanctis, 41 - Treasurer of the Fund, has been Assistant Treasurer of NEIC since September 1993. Mr. De Sanctis was formerly Controller of Reich & Tang, Inc., from January 1991 to September 1993 and Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. De Sanctis is also Treasurer of 16 other funds in the Reich & Tang Fund Complex and is Vice President and Treasurer of Cortland Trust, Inc.

Rosanne Holtzer, 33 - Assistant Treasurer of the Fund, has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she has been associated with from June 1986. Ms. Holtzer is also Assistant Treasurer of 17 other funds in the Reich & Tang Fund Complex.

The Fund paid an aggregate remuneration of $7,500 to its directors with respect to the period ended December 31, 1998, all of which consisted of directors' fees paid to the three disinterested directors, pursuant to the terms of the Investment Management Contract.

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                                       5
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                       Compensation Table

                                                Pension or Retirement                                   Total Compensation from Fund
Name of Person,        Aggregate Compensation   Benefits Accrued as Part of  Estimated Annual Benefits  and Fund Complex Paid to
Position               from the Fund            Fund Expenses                upon Retirement            Directors*
------------------     -----------------------  ---------------------------  -------------------------  --------------------------
Dr. W. Giles Mellon,   $2,500                   0                            0                         $54,500 (14 Funds)
Director

Robert Straniere,      $2,500                   0                            0                         $54,500 (14 Funds)
Director

Dr. Yung Wong,         $2,500                   0                            0                         $54,500 (14 Funds)
Director



* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending December 1998. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.

IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On January 31, 1999 there were 7,696,820 Institutional; 0 Retail and 0 Administrative Class shares of the Fund outstanding. As of January 31, 1999, the amount of shares owned by all officers and directors of the Fund, as a group, was 7.80% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of January 31, 1998:


Name and Address                    % of Class         Nature of Ownership
------------------------            -------------      ----------------------

Institutional Class

Charles Schwab and Co.              19.67%             Record
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.    7.35%             Record
One World Financial Center
200 Liberty Street
New York, N.Y.  10281-1003

J. Dennis Delafield                  6.11%             Beneficial
c/o Delafield Asset Management
600 Fifth Avenue
New York, N.Y.  10020

Retail Class
None

Administrative Class
None

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                                       6
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V.  INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Manager for the Fund is the Delafield Asset Management Division of Reich & Tang Asset Management L.P., a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York, 10020. The Manager was as of January 31, 1999, investment manager, adviser, or supervisor with respect to assets aggregating in excess of $13.0 billion. In addition to the Fund, the Manager acts as investment manager and administrator of seventeen other investment companies and also advises pension trusts, profit-sharing trusts and endowments.

Effective January 1, 1998, NEIC Operating Partnership, L.P. ("NEICOP") was the limited partner and owner of a 99.5% interest in the Manager replacing New England Investment Companies, L.P. ("NEICLP") as the limited partner and owner of such interest in the Manager due to a restructuring by New England Investment Companies, Inc. ("NEIC"). Subsequently, effective March 31, 1998, Nvest Companies, L.P. ("Nvest Companies") due to a change in name of NEICOP, replaces NEICOP as the limited partner and owner of a 99.5% interest in the Manager.

Reich & Tang Asset Management, Inc. (an indirect wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Nvest Corporation, a Massachusetts Corporation (formerly known as New England Investment Companies, Inc.), serves as the managing general partner of Nvest Companies.

Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.

MetLife is a mutual life insurance company with assets of $330.6 billion at December 31, 1997. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which totaled $1.7 trillion at December 31, 1997 for MetLife and its insurance affiliates.

Nvest Companies is a holding company offering a broad array of investment styles across a wide range of asset categories through thirteen subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units, in addition to the Manager, include AEW Capital Management, L.P., Back Bay Advisors, L.P., Capital Growth Management Limited Partnerships; Greystone Partners, L.P. Harris Associates, L.P; Jurika
& Voyles, L.P., Loomis, Sayles & Company, L.P., New England Funds, L.P., Nvest Associates, Inc., Snyder Capital Management, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P., and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 80 other registered investment companies.

The recent name change did not result in a change of control of the Manager and has no impact upon the Manager's performance of its responsibilities and obligations.

J. Dennis Delafield is an affiliated person of both the Fund and the Manager by virtue of being a five percent holder of the Fund and an officer of the Manager.

On November 28, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a new Investment Management Contract effective August 30, 1996, which has been extended to July 31, 1999. The contract is continued in force thereafter for successive twelve-month periods beginning each August 1, provided that such majority vote of the Fund's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.

The Manager provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of NEIC, the sole general partner of the Manager, or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of

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                                       7
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Directors, or by the Manager on sixty days written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract, the Fund will pay an annual management fee of .80% of each class' average daily net assets. The Manager, at its discretion, may voluntarily waive all or a portion of the management fee. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager may be used by the Manager to provide shareholder services and for distribution of Fund shares. With regard to the Fund's Institutional shares, for the Fund's fiscal years December 31, 1996; 1997 and 1998 the Manager received investment management fees totaling $419,025; $839,165 and $1,100,927, respectively. The Manager has not received any fees with regard to the Retail or Administrative Classes.

The Manager at its discretion may waive its rights to any portion of the management fee and may use any portion of the management fee for purposes of shareholder and administrative services and distribution of the Fund's shares.

Investment management fees and operating expenses which are attributable to all Classes of the Fund will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day. Additional shareholder services provided by Participating Organizations to Retail Class and Administrative Class shareholders pursuant to the Plan shall be compensated by the Distributor from its shareholder servicing fee. Expenses incurred in the distribution of Institutional Class shares and the servicing of Institutional Class shares shall be paid by the Manager.

Pursuant to the Administrative Services Contract with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of bookkeeping and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping or recordkeeping agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives from the Fund a fee equal to .21% per annum of the Fund's average daily net assets. The following administrative fee information refers to the Institutional Class only. For the Fund's fiscal year ended December 31, 1996; 1997 and 1998 the fee payable to the Manager under the Administrative Services Contract was $109,994; $220,281 and $288,993, respectively.

Expense Limitation

The Manager has agreed, pursuant to the Investment Management Contract, to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage and extraordinary expenses) which in any year exceed the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments are made to it on a monthly basis. Subject to the obligations of the Manager to reimburse the Fund for its excess expenses as described above, the Fund has, under the Investment Management Contract, confirmed its obligation for payment of all its other expenses. This includes all operating expenses, taxes, brokerage fees and commissions, commitment fees, certain insurance premiums, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent's fees, telecommunications expenses, auditing and legal expenses, bookkeeping agent fees, costs of forming the corporation and maintaining corporate existence, compensation of directors, officers and employees of the Fund and costs of other personnel performing services for the Fund who are not officers of the Manager or its affiliates, costs of investor services, shareholders' reports and corporate meetings, SEC registration fees and expenses, state securities laws registration fees and expenses, expenses of preparing and printing the Fund's prospectus for delivery to existing shareholders and of printing application forms for shareholder accounts, and the fees and reimbursements payable to the Manager under the Investment Management Contract and the Distributor under the Shareholder Servicing Agreement.

The Fund may from time to time hire its own employees or contract to have management services performed by third parties (including Participating Organizations) as discussed herein. The management of the Fund intends to do so whenever it appears advantageous to the Fund. The Fund's expenses for employees and for such services are among the expenses subject to the expense limitation described above. As a result of the passage of the National Securities Improvement Act of 1996, all state expense limitations have been eliminated.

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                                       8
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Distribution And Service Plan

The Fund's distributor is Reich & Tang Distributors, Inc., a Delaware corporation with principal offices at 600 Fifth Avenue, New York, New York 10020. Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to Retail and Administrative Class shares only) with Reich & Tang Distributors, Inc. (the "Distributor"), as distributor of the Fund's shares. Prior to August 18, 1998 the Fund and the Distributor had entered into a Distribution Plan and Shareholder Servicing Agreement with regard to the Institutional Class shares (which were then the only class of shares of the Fund). Effective August 18, 1998 the Fund and the Distributor entered into a new Distribution Agreement and a new Shareholder Servicing Agreement, only with respect to the Administrative Class and Retail Class of the Fund.

Under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the Fund's Retail and Administrative Class shares average daily net assets (the "Service Fee"). The service fee is in exchange for providing personal shareholder services and for the maintenance of shareholder accounts. The Service Fee is accrued daily and paid monthly and any portion of the Service Fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are shareholders of the Fund. The Institutional Class shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

For the Fund's fiscal year ended December 31, 1996, the Fund paid a distribution fee of $24,339 for expenditures pursuant to the Plan. During such time, the Fund accrued shareholder servicing fees of $130,945, of which $106,606 was voluntarily and irrevocably waived, and the Manager made payments from its own resources aggregating $2,802 of which $376 was spent on sales personnel and related expenses of the Manager, $89 was spent on travel and entertainment, $2,331 was spent on prospectus and application printing and $5 was spent on miscellaneous expenses. For the Fund's fiscal year ended December 31, 1997, the Fund paid a distribution fee of $52,448 for expenditures pursuant to the Plan. During such time, the Fund accrued shareholder servicing fees of $262,239, of which $209,791 was voluntarily and irrevocably waived, and the Manager made payments from its own resources aggregating $37,191 of which $558 was spent on sales personnel and related expenses of the Manager, $1,099 was spent on travel and entertainment, $35,404 was spent on prospectus, application and miscellaneous printing and $130 was spent on miscellaneous expenses. For the Fund's fiscal year ended December 31, 1998, the Fund paid a distribution fee of $19,822 for expenditures pursuant to the Plan. During such time, the Fund accrued shareholder servicing fees of $246,116, of which $226,294 was voluntarily and irrevocably waived, and the Manager made payments from its own resources aggregating $35,419 of which $182 was spent on sales personnel and related expenses of the Manager, $0 was spent on travel and entertainment, $17,733 was spent on prospectus, application and miscellaneous printing and $0 was spent on miscellaneous expenses.

Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan and the Shareholder Servicing Agreements provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Participating Organizations and Distributor in carrying out their obligations under the Shareholder Servicing Agreement with respect to the Administrative and Retail Class shares and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts. These payments are limited to a maximum of .05% per annum of the Fund's Class' shares' average daily net assets.

The Plan provides that the Manager may make payments from time to time from their own resources, which may include the management fee, and past profits for the following purposes: (i) to defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements for performing shareholder servicing and related administrative functions on behalf of the Administrative and Retail Class shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund's shares; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor may also make payments from time to time from its own resources, which may include the

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                                       9
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Shareholder Servicing Fee with respect to Administrative and Retail Class shares and past profits for the purpose enumerated in (i) above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract or the Shareholder Servicing Agreement in effect for that year.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund's Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that it will remain in effect until July 31, 1999. Thereafter it may continue in effect for successive annual periods commencing August 1, provided it is approved by the Administrative and Retail Class shareholders or by the Board of Directors. This includes a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plan without Administrative and Retail Class shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's Administrative and Retail Class shareholders.

Custodian and Transfer Agent

Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc., an affiliate of the Fund's Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. The custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

Counsel and Auditors

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022.

McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, independent certified public accountants, have been selected as auditors for the Fund.

VI.  BROKERAGE ALLOCATION AND OTHER PRACTICES

The Manager makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Manager or portfolio transactions may be effected by the Manager. Neither the Fund nor the Manager has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Manager for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Manager and, therefore, may have the effect of reducing the expenses of the Manager in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Manager probably does not reduce the overall expenses of the Manager to any material extent. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Manager may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions for the Fund.

The investment information provided to the Manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Manager in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Manager determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.

The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. It may also purchase securities which are listed through the third market. Where


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                                       10
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transactions are executed in the over-the-counter market or the third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.

The Distributor may from time to time effect transactions in the Fund's portfolio securities. In such instances, the placement of orders with the Distributor would be consistent with the Fund's objective of obtaining best execution. With respect to orders placed with the Distributor for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the Investment Company Act of 1940 (the "1940 Act"), as amended, and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund) to receive brokerage commissions from such registered investment company provided that such commissions are reasonable and fair compared to commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, pursuant to Section 11(a) of the Securities Exchange Act of 1934, the Distributor is restricted as to the nature and extent of the brokerage services it may perform for the Fund. The Securities and Exchange Commission has adopted rules under Section 11(a) which permit a distributor to a registered investment company to receive compensation for effecting, on a national securities exchange, transactions in portfolio securities of such investment company, including causing such transactions to be transmitted, executed, cleared and settled and arranging for unaffiliated brokers to execute such transactions. To the extent permitted by such rules, the Distributor may receive compensation relating to transactions in portfolio securities of the Fund provided that the Fund enters into a written agreement, as required by such rules, with the Distributor authorizing it to retain compensation for such services. Transactions in portfolio securities placed with the Distributor which are executed on a national securities exchange must be effected in accordance with procedures adopted by the Board of Directors of the Fund pursuant to Rule 17e-1.

No portfolio transactions are executed with the Manager or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

For the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid aggregate brokerage commissions of $118,692; $155,671 and $330,182, respectively. Of those amounts $48,305; $96,011 and $188,803, respectively, was paid to the Distributor, an affiliated person of the Fund. The reason for the increase in the amount of commissions paid in 1998 is increased trading activity of the Fund. For the fiscal year ended December 31, 1998, the Distributor received 57% of the brokerage commissions paid by the Fund and effected 79% of the transactions involving the payment of commissions. The reason for the difference in the foregoing percentages is that the Distributor charges the Fund a below market rate for executing its trades.

VII.  CAPITAL STOCK AND OTHER SECURITIES

The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the portfolios that may be created. Except as noted below, each share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by Class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.

The Fund is subdivided into three classes of common stock: Institutional Class, Administrative Class and Retail Class. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Institutional Class, Administrative Class and Retail Class shares will have different class designations; (ii) only the Retail and Administrative Class shares will be assessed a service fee of .25% of the average daily net assets of the Retail and Administrative Class shares of the Fund pursuant to the Rule 12b-1 Distribution and Service Plan of the Fund; and
(iii) only the holders of the Retail and Administrative Class shares would be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1. Payments that are made under the Plan will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividend/distributions.

Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of the Fund owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or

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calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividend/distributions.

Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of the Fund owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership whgich would cause the Fund to become a "personal holding company" for Federal income tax pusposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

VIII. PURCHASE, REDEMPTION AND PRICING SHARES

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. Certain Participating Organizations are compensated by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Retail Class or Administrative Class shareholder. All other investors, and investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Institutional Class shareholders of the Fund and not receive the benefit of the servicing functions performed by a Participating Organization. Institutional Class shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager. The Manager pays the expenses incurred in the distribution of Institutional shares. Participating Organizations whose clients become Institutional Class shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients. With respect to each Class of shares, the minimum initial investment in the Fund is $5,000; except that the minimum initial investment for an Individual Retirement Account is $250.

In order to maximize earnings on the Fund, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in Funds of Federal Reserve member banks on deposit at a Federal Reserve bank (commonly known as "Federal Funds"). Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order.

Shares are issued as of 4:00 p.m., New York City time, on any Fund Business Day on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 4:00 p.m., New York City time. Fund shares begin accruing income on the day after the shares are issued to an investor.

There is no redemption charge, no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record. If a shareholder elects to redeem all the shares of the portfolio he/she owns, all dividends credited to the shareholder through the date of redemption are paid to the shareholder in addition to the proceeds of the redemption.

The date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably


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practicable for the Fund fairly to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 4:00 p.m., New York City time, on any Fund Business Day become effective at 4:00 p.m. that day.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in his account after a withdrawal is less than $500. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts.

Investments Through Participating Organizations

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Fund shares owned by each customer as of the statement closing date, purchases and redemptions of Fund shares by each customer during the period covered by the statement and the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

In the case of qualified Participating Organizations, orders received by the Fund's transfer agent before 4:00 p.m., New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Participating Organizations are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. These investors may obtain the subscription order form necessary to open an account by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (toll free outside New York State).

All shareholders will receive from the Fund a monthly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the month covered by the statement and the dividends paid on shares of the Fund of each shareholder during the statement period (including dividends paid in cash or reinvested in additional shares of the Fund). Certificates for Fund shares will not be issued to an investor.

Initial Purchase of Shares

Mail

Institutional Class share investors may send a check made payable to the Fund along with a completed subscription order form to:

     Delafield Fund, Inc.

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     c/o Reich & Tang Funds
     600 Fifth Avenue, 8th Floor
     New York, New York 10020

Checks are accepted subject to collection at full value in United States currency.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first obtain a new account number by telephoning the Fund at either 212-830-5220 (within New York State) or at 800-241-3263 (outside New York State) and then instruct a member commercial bank to wire money immediately to:


Investors Fiduciary Trust Company

     ABA #101003621
     Reich & Tang Funds
     DDA #890752-955-4
     For Delafield Fund,
     Inc.
      Account of (Investor's Name)
     Fund Account # ______________
     SS #/Tax I.D.# ______________

The investor should then promptly complete and mail the subscription order form.

An investor planning to wire the Fund should instruct his bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., New York City time, on a Fund Business Day, will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares

Subsequent purchases can be made by personal delivery or by bank wire, as indicated above, or by mailing a check to:

     Delafield Fund, Inc.
     Mutual Funds Group
     P.O. Box 13232
     Newark, New Jersey  07101-3232

All payments should clearly indicate the shareholder's account number.

Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class of the Fund following receipt by the Fund's transfer agent of the redemption order. Normally payment for redeemed shares is made on the Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a

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domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

Written Requests

Shareholders may make a redemption in any amount by sending a written request to:

     Delafield Fund, Inc.
     c/o Reich & Tang Funds
     600 Fifth Avenue-8th Floor
     New York, New York 10020

All written requests for redemption must be signed by the shareholder with signature guaranteed. Unless the redemption is made in kind, the redemption proceeds are normally paid by check mailed to the shareholder of record.

Telephone

The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption will be sent to the shareholder at his address or to his bank account as set forth in the subscription order form or in a subsequent signature guaranteed written authorization. Redemptions following an investment by check will not be effected until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days written notice to shareholders.

A shareholder making a telephone withdrawal should call the Fund at 212-830-5220; outside New York State at 800-241-3263 and state (i) the name of the shareholder appearing on the Fund's records, (ii) his account number with the Fund, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually, the proceeds are sent to the investor on the same Fund Business Day the redemption is effected, provided the redemption request is received prior to 4:00 p.m., New York City time.

Retirement Plans

The Fund has available a form of "Traditional" Individual Retirement Account ("IRA") and a "Roth" IRA for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Funds is $250. There is no minimum for additional investment in an IRA account. Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or HR 10 plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

Under the Internal Revenue Code of 1986 (the "Code"), individuals may make wholly or partly tax deductible traditional IRA contributions of up to $2,000 annually (married individuals filing joint returns may each contribute up to $2,000 ($4,000 in the aggregate), even where one spouse is not working, if certain other conditions are met), depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. Dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code.

Beginning January 1, 1998, investors satisfying statutory income level requirements may make non-deductible contributions of up to $2,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five-year holding period requirement is satisfied. The Fund also makes available Education IRAs. Education IRAs permit eligible individuals to contribute up to $500 per year per beneficiary under 18 years old. Distributions from an Education IRA are generally excluded from income when used for qualified higher education expenses. Consult your tax advisor.

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Investors should be aware that they may be subject to additional tax penalties on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor at 600 Fifth Avenue, New York, New York 10020, (212) 830-5200.

Net Asset Value

The Fund determines the net asset value per share of the Fund (computed separately for each Class of shares) of the Fund as of 4:00 p.m., New York City time, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. The Fund determines its net asset value on each Fund Business Day. Fund Business Day for this purpose means any day on which the New York Stock Exchange is open for trading. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order. The Fund may have portfolio securities that are primarily listed on foreign exchanges that trade on weekdays or other days when the Fund does not price its shares, and thus the Fund's shares may change on days when Shareholders will not be able to purchase or redeem the Fund's Shares.

The Fund's portfolio securities for which market quotations are readily available are valued at market value. All other investment assets of the Fund are valued in such manner as the Board of Directors of the Fund in good faith deems appropriate to reflect their fair value.

IX. TAXATION OF THE FUND

Federal Income Taxes

The Fund intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code. By meeting these requirements, the Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will generally be taxed to shareholders as ordinary income. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% of excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending December 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from the Fund may be eligible for the dividends-received deduction available to corporations. However, dividends received by the Fund that are attributable to foreign corporations will not be eligible for the dividends-received deduction, since that deduction is generally available only with respect to dividends paid by domestic corporations. In addition, the dividends-received deduction will be disallowed for shareholders who do not hold their shares in the Fund for at least 45 days during the 90 day period beginning 45 days before a share in the Fund becomes ex dividend with respect to such dividend.

Distributions of net capital gains, if any, designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder. All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

Investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Distributions by the

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Fund reduce the net asset value of the Fund's shares, and if a distribution reduces the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Non-corporate shareholders are subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than 12 months (10% if the taxpayer is, and would be after accounting for such gains, subject to the 15% tax bracket for ordinary income). However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are exchanged within 90 days after the date they were purchased and new shares of the Fund are acquired without sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes or a credit against their U.S. tax liability.

The Fund is required to report to the Internal Revenue Service ("IRS") all distributions to shareholders except in the case of certain exempt shareholders. Distributions by the Fund (rather than distributions to exempt shareholders) are generally subject to withholding of Federal income tax at a rate of 31% ("backup withholding") if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions (whether reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.


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The foregoing discussion relates only to Federal income tax law as applicable to
U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

X. UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a sales charge. The Distributor does not receive an underwriting commission. In effecting sales of Fund shares under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XI. CALCULATION OF PERFORMANCE DATA

The Fund may from time to time include its yield, total return, and average annual total return in advertisements or information furnished to present or prospective shareholders on behalf of each class and computed separately for each class of shares. The performance of each class of shares may vary due to variations in expenses of each class of shares. The Manager may also includes performance information in such advertisements or information furnished to current or prospective shareholders regarding Mr. Delafield's personal investment performance since 1969 when he began managing investments for clients with similar objectives as the Fund's and before Mr. Delafield joined the Manger's predecessor, Reich & Tang L.P., in 1991. The Fund may also from time to time include in advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by the Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Inc., Wiesenberger Investment Company Service, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal as having the same investment objectives. The performance of the Fund may also be compared to the Europe, Australia and Far East Index, an unmanaged standard foreign securities index monitored by Capital International, S.A. and to the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average, both of which are recognized indices of domestic stocks' performance.

Average annual total return is a measure of the average annual compounded rate of return of $1,000 invested at the maximum public offering price over a specified period, which assumes that any dividends or capital gains distributions are automatically reinvested in the Fund rather than paid to the investor in cash. Total return is calculated with the same assumptions and shows the aggregate return on an investment over a specified period.

The formula for total return used by the Fund includes three steps: (1) adding to the total number of shares purchased by the hypothetical investment in the portfolio all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investments as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year.

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The Fund computes yield by annualizing net investment income in a particular class per share for a recent 30-day period and dividing that amount by a Fund's share's maximum public offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund and operating expenses of the Fund.

Total return and yield may be stated with or without giving effect to any expense limitations in effect for the Fund.

The Fund's Annual Report to shareholders will contain information regarding the Fund's Performance and, when available, will be provided without charge, upon request.

XII. FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal year ended December 31, 1998 and the report therein of McGladrey & Pullen, LLP are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

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                                       19
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DESCRIPTION OF RATINGS*

Moody's Investors Service, Inc. ("Moody's")

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

An application for rating was not received or accepted.

1. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

2. There is a lack of essential data pertaining to the issue or issuer.

3. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.

* As described by the rating agencies.

--------------------------------------------------------------------------------
                                       20
810608.2

--------------------------------------------------------------------------------


Standard & Poor's Rating Services, a division of the McGraw-Hill Companies
("S&P")


AAA: Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch Investors Service, Inc.

AAA: Securities in this category are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Securities in this category are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as securities rated "AAA." As securities rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Securities in this category are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.

BBB: Securities in this category are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

BB: Securities are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Securities are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Securities have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Securities are minimally protected. Default in payment of interest and/or principal seems probable over


--------------------------------------------------------------------------------
                                       21
810608.2

--------------------------------------------------------------------------------


time.

C: Securities are in imminent default in payment of interest or principal.

DDD, DD, and D: Securities are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C (i.e. five categories below BBB) may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Duff & Phelps Credit Rating Co.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Below-average protection factors but within the definition of investment grade securities but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP: Preferred stock with dividend arrearages.

Plus (+) or Minus (-): The ratings from AA to C (i.e. five categories below BBB) may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

--------------------------------------------------------------------------------
                                       22
810608.2

                           PART C - OTHER INFORMATION
Item 23.  Exhibits

(a) Articles of Incorporation of the Registrant (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

(b) By-Laws of the Registrant (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998,and is incorporated by reference herein).

(c) Form of certificate for shares of Common Stock, par value $.001 per share, of the Registrant (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998,and is incorporated by reference herein).

(d) Form of Investment Management Contract between the Registrant and Reich & Tang Asset Management L.P. (Filed with Post-Effective Amendment No. 4 on Form N-1A to Registration Statement No. 33-69760 on April 23, 1997, and is incorporated by reference herein).

(e) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors Inc. (Filed with Post-Effective Amendment No. 5 on Form N-1A to Registration Statement No. 33-69760 on April 29,1998, and is incorporated by reference herein).

(f)            Not applicable.

(g) Form of Custody Agreement between the Registrant and Investors Fiduciary Trust Company (Originally filed with Post-Effective Amendment No. 2 on Form N-1A to Registration Statement No. 33-69760 on January 31, 1995, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

(h) Form of Sub-Transfer Agency Agreement Between Registrant and Investors Fiduciary Trust Company (Originally filed with Post-Effective Amendment No. 2 on Form N-1A to Registration Statement No. 33-69760 on January 31, 1995, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

(i) Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Dividends, Distributions and Taxes" and "Counsel and Auditors" in the Prospectus and as to certain federal tax matters (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

(j)            Consent of Independent Auditors.

(k) Audited Financial Statements for the Fiscal Year ended December 31, 1998 (filed with the Annual Report) are incorporated herein by reference.

(l) Written assurance of New England Investment Companies L.P. that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling (Filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-69760 on November 15, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

(m) Form of Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Filed with Post-Effective Amendment No. 6 on Form N-1A to Registration Statement No. 33-69760 on June 17, 1998, and is incorporated by reference herein).

(m.1) Form of Distribution Agreement between the Registrant and Reich & Tang Distributors, Inc. (see Exhibit E).

(m.2) Form of Shareholder Servicing Agreement between the Registrant and Reich & Tang Distributors, Inc. (Filed with Post-Effective Amendment No. 6 on Form N-1A to Registration Statement No. 33-69760 on June 17, 1998, and is incorporated by reference herein).


(m.3) Form of Administrative Services Agreement between the Registrant and Reich & Tang Asset Management L.P. (Originally filed with Registration Statement on Form N-1A to Registration Statement No. 33-69760 on September 27, 1993, re-filed for Edgar purposes only with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).


(n)            Financial Data Schedule (for EDGAR purposes only).


(o) 18f-3 Multi-Class Plan (Filed with Post-Effective Amendment No. 6 on Form N-1A to Registration Statement No. 33-69760 on June 17, 1998, and is incorporated by reference herein).

(p) Powers of Attorney (Originally filed as "Other Exhibit" with Registration Statement on form N-1A to Registration Statement No. 33-69760, on September 27, 1993, re-filed for Edgar purposes only, with PEA No. 6 on June 17, 1998, and is incorporated by reference herein).

Item 24.  Persons controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

     Filed as Item 27 to Form N-1A Registration Statement No. 33-69760 on May 17, 1994 and incorporated herein by reference.

Item 26.  Business and Other Connections of Investment Adviser.

The description of the Delafield Asset Management Division of Reich & Tang Asset Management L.P. under the caption "The Manager" in the Prospectus and "Manager" in the Statement of Additional Information constituting parts A and B,
respectively,   of  the  Registration   Statement  are  incorporated  herein  by
reference.

The Registrant's investment adviser, Reich & Tang Asset Management L.P. is a registered investment adviser. Reich & Tang Asset Management L.P.'s investment advisory clients include California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc., and Virginia Daily Municipal Income Fund, Inc., registered investment companies whose addresses are 600 Fifth Avenue, New York, New York 10020, which invest principally in money market instruments; Delafield Fund, Inc. and Reich & Tang Equity Fund, Inc. are registered investment companies whose address is 600 Fifth Avenue, New York, New York 10020, which invests principally in equity securities. In addition, RTAMLP is the sole general partner of Alpha Associates L.P., August Associates L.P., Reich & Tang Minutus I, L.P., Reich & Tang Minutus II, L.P., Reich & Tang Equity Partners L.P., Reich & Tang Micro Cap L.P., Reich & Tang Concentrated Portfolio L.P. and Tucek Partners L.P., private investment partnerships organized as limited partnerships.

Peter S. Voss, President, Chief Executive Officer and a Director of Nvest Corporation (Formerly New England Investment Companies, Inc.) since October 1992, Chairman of the Board of Nvest Corporation since December 1992, Group Executive Vice President, Bank of America, responsible for the global asset management private banking businesses, from April 1992 to October 1992, Executive Vice President of Security Pacific Bank, and Chief Executive Officer of Security Pacific Hoare Govett Companies a wholly-owned subsidiary of Security Pacific Corporation, from April 1988 to April 1992, Director of The New England since March 1993, Chairman of the Board of Directors of Nvest Corporation's subsidiaries other than Loomis, Sayles & Company, L.P. ("Loomis") and Back Bay Advisors, L.P. ("Back Bay"), where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. G. Neal Ryland, Executive Vice President, Treasurer and Chief Financial Officer since July 1993, Executive Vice President and Chief Financial Officer of The Boston Company, a diversified financial services company, from March 1989 until July 1993, from September 1985 to December 1988, Mr. Ryland was employed by Kenner Parker Toys, Inc. as Senior Vice President and Chief

Financial Officer. Edward N. Wadsworth, Executive Vice President, General Counsel, Clerk and Secretary of Nvest Corporation since December 1989, Senior Vice President and Associate General Counsel of The New England from 1984 until December 1992, and Secretary of Westpeak and Draycott and the Treasurer of Nvest Corporation. Lorraine C. Hysler has been Secretary of RTAM since July 1994, Assistant Secretary since September 1993, Vice President of the Mutual Funds Group of NEICLP from September 1993 until July 1994, and Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Hysler joined Reich & Tang, Inc. in May 1977 and served as Secretary from April 1987 until September 1993. Richard E. Smith, III has been a Director of RTAM since July 1994, President and Chief Operating Officer of the Capital Management Group of NEICLP from May 1994 until July 1994, President and Chief Operating Officer of the Reich & Tang Capital Management Group since July 1994, Executive Vice President and Director of Rhode Island Hospital Trust from March 1993 to May 1994, President, Chief Executive Officer and Director of USF&G Review Management Corp. from January 1988 until September 1992. Steven W. Duff has been a Director of RTAM since October 1994, President and Chief Executive Officer of Reich & Tang Mutual Funds since August 1994, Senior Vice President of NationsBank from June 1981 until August 1994, Mr. Duff is President and a Director of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Short Term Income Fund, Inc. and Virginia Daily Municipal Income Fund, Inc. President and Trustee of Institutional Daily Municipal Income Fund, Pennsylvania Daily Municipal Income Fund, President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc., and Executive Vice President of Reich & Tang Equity Fund, Inc. Bernadette N. Finn has been Vice President/Compliance of RTAM since July 1994, Vice President of Mutual Funds Division of NEICLP from September 1993 until July 1994, Vice President of Reich & Tang Mutual Funds since July 1994. Ms. Finn joined Reich & Tang, Inc. in September 1970 and served as Vice President from September 1982 until May 1987 and as Vice President and Assistant Secretary from May 1987 until September 1993. Ms. Finn is also Secretary of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Delafield Fund, Inc., Daily Tax Free Income Fund, Inc., Georgia Daily Municipal Income Fund, Inc., Institutional Daily Municipal Income Fund, Michigan Daily Tax Free Income Funds, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Tax Exempt Proceeds Fund, Inc., and Virginia Daily Municipal Income Fund, Inc. a Vice President and Secretary of Reich & Tang Equity Fund, Inc., and Short Term Income Fund, Inc. Richard DeSanctis has been Treasurer of RTAM since July 1994, Assistant Treasurer since September 1993 and Treasurer of the Mutual Funds Group of NEICLP from September 1993 until July 1994, Treasurer of the Reich & Tang Mutual Funds since July 1994. Mr. DeSanctis joined Reich & Tang, Inc. in December 1990 and served as Controller of Reich & Tang, Inc., from January 1991 to September 1993. Mr. DeSanctis was Vice President and Treasurer of Cortland Financial Group, Inc. and Vice President of Cortland Distributors, Inc. from 1989 to December 1990. Mr. DeSanctis is also Treasurer of Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Georgia Daily Municipal Income Fund, Inc., Institutional Daily Municipal Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc., and is Vice President and Treasurer of Cortland Trust, Inc. Richard
I. Weiner has been Vice President of RTAM since July 1994, has been Vice President of Nvest Corporation since September 1993, Vice President of the Capital Management Group of NEIC from September 1993 until July 1994, Vice President of Reich & Tang Asset Management L.P. Capital Management Group since July 1994. Mr. Weiner joined Reich & Tang, Inc. in August 1970 and has served as a Vice President since September 1982. Rosanne D. Holtzer has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated with from June 1986. She is also Assistant Treasurer of Back Bay Funds, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc. Pax World Money Market Fund, Inc., Pennsylvania Daily Municipal Income Fund, Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc. and is Vice President and Assistant Treasurer of Cortland Trust, Inc.

Item 27.  Principal Underwriters.

     (a) Reich & Tang Distributors, Inc. is also distributor for Back Bay Funds, Inc., California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Cortland Trust, Inc., Daily Tax Free Income Fund, Inc., Florida Daily Municipal Income Fund, Georgia Daily Municipal Income Fund, Inc., Institutional Daily Income Fund, Inc., Michigan Daily Tax Free Income Fund, Inc., New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., North Carolina Daily Municipal Income Fund, Inc., Pax World Money Market Fund, Inc. Pennsylvania Daily Municipal Income Fund, Reich & Tang Equity Fund, Inc., Short Term Income Fund, Inc., Tax Exempt Proceeds Fund, Inc. and Virginia Daily Municipal Income Fund, Inc.

     (b) The following are the directors and officers of Reich & Tang Distributors, Inc. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons, the principal business address is 600 Fifth Avenue, New York, New York 10020.

                                     Positions and Offices
                                    With the General Partner          Positions and Offices
         Name                          of the Distributor                 With Registrant
         ----                       ------------------------          ---------------------

Peter S. Voss                       President and Director                      None
G. Neal Ryland                      Director                                    None
Edward N. Wadsworth                 Executive Officer                           None
Richard E. Smith III                Director                                    None
Peter DeMarco                       Executive Vice President                    None
Steven W. Duff                      Director                                    President and Director
Bernadette N. Finn                  Vice President                              Vice-President and Secretary
Robert F. Hoerle                    Managing Director                           None
Lorraine C. Hysler                  Secretary                                   None
Richard De Sanctis                  Vice President and Treasurer                Treasurer
Richard I. Weiner                   Vice President                              None
Rosanne Holtzer                     Vice President                              Assistant Treasurer

         (c)      Not applicable.

Item 28.  Location of Accounts and Records.

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of Registrant at Reich & Tang Asset Management L.P., 600 Fifth Avenue, New York, New York 10020 the Registrant's Manager; Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, the Registrant's transfer agent and dividend distributing agent; and at Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, the Registrant's custodian.

Item 29.  Management Services.

          Not Applicable.

Item 30.  Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c)  Not applicable.

          (d) The Registrant undertakes to call a meeting of the stockholders for purposes of voting upon the question of removal of a director or directors, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, and the Registrant shall assist in communications with other shareholders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 1st day of March, 1999.

                                           DELAFIELD FUND, INC.

                                  By: /s/ Bernadette N. Finn
                                     __________________________________________
                                          Bernadette N. Finn, Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                                            CAPACITY          DATE

(l)      Principal Executive
         Officer:

         /s/ J. Dennis Delafield
         ____________________________________________         Chairman          March 1, 1999
         J. Dennis Delafield                                  and Director

(2)      Principal Financial and
         Accounting Officer:

         /s/ Richard De Sanctis
         ____________________________________________         Treasurer         March 1, 1999
         Richard De Sanctis

(3)      Majority of Directors:

         J. Dennis Delafield        Director
         W. Giles Mellon            Director
         Yung Wong                  Director
         Robert Straniere           Director

By:      /s/ Bernadette N. Finn                                                 March 1, 1999
         ____________________________________________
         Bernadette N. Finn
         Attorney-in-Fact*








*Filed  as  "Other  Exhibit"  with  Registration   Statement  on  Form  N-1A  to
Registration Statement No. 33-69760 on September 27, 1993, and incorporated by reference herein.